Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Compensation Committee generally grants annual equity awards, including stock option grants to our named executive officers, in the first quarter of each fiscal year. In addition, new hires receive stock option grants at the time of their hiring.
The Compensation Committee approved the annual stock option awards effective upon January 2, 2024, the first trading day in January. These grants occurred within the window beginning four business days before and ending one business day after the Company’s filing of a Form 8-K on January 5, 2024, to provide a financial update and anticipated corporate milestones, which may be deemed to contain material nonpublic information. As such, we are providing the following tabular disclosure as required by Item 402(x)(2) with respect to these promotion-related grants.
The Compensation Committee did not take material nonpublic information into account when determining the timing or terms of these awards. The grant date was selected based on the date on which the Compensation Committee finalized and approved the awards.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

William Enright	January 2, 2024	443,981	$3.70	$1,376,341	(6.58)%
Gemma Brown	January 2, 2024	193,000	$3.70	$598,300	(6.58)%
Graham Griffiths	January 2, 2024	96,500	$3.70	$299,150	(6.58)%

Award Timing Method	Our Compensation Committee generally grants annual equity awards, including stock option grants to our named executive officers, in the first quarter of each fiscal year. In addition, new hires receive stock option grants at the time of their hiring.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

William Enright	January 2, 2024	443,981	$3.70	$1,376,341	(6.58)%
Gemma Brown	January 2, 2024	193,000	$3.70	$598,300	(6.58)%
Graham Griffiths	January 2, 2024	96,500	$3.70	$299,150	(6.58)%

Enright [Member]
Awards Close in Time to MNPI Disclosures
Name	William Enright
Underlying Securities | shares	443,981
Exercise Price | $ / shares	$ 3.7
Fair Value as of Grant Date | $	$ 1,376,341
Underlying Security Market Price Change	(0.0658)
Brown [Member]
Awards Close in Time to MNPI Disclosures
Name	Gemma Brown
Underlying Securities | shares	193,000
Exercise Price | $ / shares	$ 3.7
Fair Value as of Grant Date | $	$ 598,300
Underlying Security Market Price Change	(0.0658)
Griffiths [Member]
Awards Close in Time to MNPI Disclosures
Name	Graham Griffiths
Underlying Securities | shares	96,500
Exercise Price | $ / shares	$ 3.7
Fair Value as of Grant Date | $	$ 299,150
Underlying Security Market Price Change	(0.0658)